ADVERTISING COSTS	12 Months Ended
Mar. 31, 2017
ADVERTISING COSTS
ADVERTISING COSTS

22.   ADVERTISING COSTS

Advertising costs, which are included in “Selling, general and administrative expenses” incurred during the years ended March 31, 2015, 2016 and 2017, relate primarily to advertisements in magazines and journals and amounted to ¥179,064 thousand, ¥151,214 thousand and ¥200,946 thousand, respectively.